SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Fair Value, Recurring [Member] - D T Cloud Acquisition Corporation [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash held in trust account	$ 71,516,443
Fair Value, Inputs, Level 1 [Member]
Assets
Cash held in trust account	71,516,443
Fair Value, Inputs, Level 2 [Member]
Assets
Cash held in trust account
Fair Value, Inputs, Level 3 [Member]
Assets
Cash held in trust account